Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson B-BBB CLO ETF

Janus Henderson International Sustainable Equity ETF

Janus Henderson Mortgage-Backed Securities ETF

Janus Henderson Net Zero Transition Resources ETF

Janus Henderson Short Duration Income ETF

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Henderson Sustainable Corporate Bond ETF

Janus Henderson Sustainable & Impact Core Bond ETF

Janus Henderson U.S. Real Estate ETF

Janus Henderson U.S. Sustainable Equity ETF

(each a “Fund” and collectively, the “Funds”)

Supplement dated October 28, 2022

to Currently Effective Statements of Additional Information

Effective immediately, the statements of additional information (the “SAIs”) for the Janus Henderson International Sustainable Equity ETF, Janus Henderson Net Zero Transition Resources ETF, Janus Henderson U.S. Real Estate ETF, and Janus Henderson U.S. Sustainable Equity ETF are amended as follows:

1.

In the Portfolio Transactions and Brokerage section of the SAI for Janus Henderson International Sustainable Equity ETF, Janus Henderson Net Zero Transition Resources ETF, and Janus Henderson U.S. Sustainable Equity ETF, the following table replaces the second table in its entirety:

Fund Name	For the Period September 8, 2021 through October 31, 2021
Janus Henderson International Sustainable Equity ETF	$12,328
Janus Henderson Net Zero Transition Resources ETF	$12,635
Janus Henderson U.S. Sustainable Equity ETF	$1,190

2.	In the Portfolio Transactions and Brokerage section of the SAI for Janus Henderson U.S. Real Estate ETF, the following table replaces the second table in its entirety:

Fund Name	For the Period June 22, 2021 through October 31, 2021
Janus Henderson U.S. Real Estate ETF	$2,258

The Board of Trustees of the Janus Detroit Street Trust (the “Trust”) has appointed Nicholas Cherney to serve as President and Chief Executive Officer of the Trust, following Bruce L. Koepfgen’s resignation from his role as President and Chief Executive Officer of the Trust, all effective October 20, 2022.

As a result of the aforementioned change, effective immediately, the SAIs for the Funds are amended as follows:

1.	Under the table titled “Officers” in the Trustees and Officers section of the Funds’ SAIs, the following information replaces the corresponding information in its entirety:

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Nicholas Cherney 151 Detroit Street Denver, CO 80206 DOB: 1981	President and Chief Executive Officer	10/22-Present	Head of Exchange Traded Products at Janus Henderson Distributors US LLC, Janus Henderson Indices LLC, Velocity Shares Holdings Inc. (since 2019). Formerly, Senior Vice President, Janus Henderson Distributors US LLC, Janus Henderson Indices LLC (2015-2019), Janus Henderson Investors US LLC (2015-2017), and Velocity Shares Holdings Inc. (2014-2019).
*	Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

2.	All references to Bruce L. Koepfgen are deleted from the SAIs.

Please retain this Supplement with your records.